STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net (loss)	$ (5,934,218)	$ (12,490,632)	$ (10,289,236)
Adjustments to reconcile net (loss) to cash provided (used) by operating activities:
Depreciation, depletion and amortization	4,410,420	11,962,542	9,508,063
Stock issued for compensation	51,805	288,100	574,150
Change in assets and liabilities:
(Increase) decrease in accounts receivable - trade	1,982,075	(808,059)	(180,141)
(Increase) decrease in other prepaid expenses	(62,375)	(40,353)	(11,639)
Increase (decrease) in accounts payable and accrued liabilities	(361,252)	631,446	(1,964,987)
Increase (decrease) in due to affiliates	(32,251)	61,898	(203,369)
Net cash provided (used) by operating activities	54,204	(395,058)	(2,567,159)
Cash flows from investing activities:
Acquisition and development of oil and gas properties	(450,440)	(87,032)	(1,168,574)
Increase (decrease) in capital portion of due to affiliates	(1,602)	(1,602)	(243,832)
Purchase of office equipment	(1,806)
Deposit on Acquisition	(2,300,000)
Reimbursement of advances on development costs	10,079,583
Net cash provided (used) by investing activities	7,325,735	(88,634)	(1,412,406)
Cash flows from financing activities:
Issuance of common stock, net			642,780
Payments on credit facility	(9,134,890)		5,000,000
Dividends paid		(783,029)	(412,865)
Advance from affiliate	2,000,000
Loan costs incurred and other	(260,000)		(100,000)
Net cash provided (used) by financing activities	(7,394,890)	(783,029)	5,129,915
Net increase (decrease) in cash and cash equivalents	(14,951)	(1,266,721)	1,150,350
Cash and cash equivalents:
Beginning of year	275,527	1,542,248	391,898
End of year	260,576	275,527	1,542,248
Other information:
Cash interest paid on debt	1,521,180	1,919,863	1,891,828
Non-cash investing and financing activities:
Preferred stock dividends accrued	917,300	874,239	860,755
Use of prepaid drilling credits		8,246,058	9,455,844
Warrants issued for loan costs	902,161		516,882
Conversion of accrued Preferred stock dividend	$ 898,900	$ 113,300	$ 449,100